Financial instruments and risk management - Foreign Exchange Exposures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Forward foreign exchange contracts
Risk management
Period of time of hedge contracts (in years)	1 year
Percentage of exposure the hedge covers	100.00%
Cash flow term (in months)	12 months
Profit or loss term (in months)	12 months
Amount contracted	$ 2,400	$ 2,400
Currency risk | Forward foreign exchange contracts
Risk management
Percentage of increase in risk variable used for sensitivity analysis	10.00%
Currency risk | United States of America, Dollars
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Increase (decrease) in net borrowings that would result from decreased currency value, per sensitivity analysis	$ 40
Currency risk | United States of America, Dollars | Forward foreign exchange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ (48)	(67)
Currency risk | Euro Member Countries, Euro
Risk management
Increase (decrease) in net borrowings that would result from decreased currency value, per sensitivity analysis	$ 40	37
Currency risk | Euro Member Countries, Euro | Forward foreign exchange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ 36	$ 38